Amounts Due from Related Party, Net	12 Months Ended
Mar. 31, 2025
Amounts Due from Related Party, Net [Abstract]
Amounts Due from Related Party, Net

5. Amounts Due from Related Party, Net

As of March 31, 2025 and 2024, amounts due from related party, net, consisted of the following balances:

	As of March 31,
	2025	2024
Amounts due from related party	$-	$3,895
Less: allowance for expected credit losses	-	(37)
Total amounts due from related party, net	$-	$3,858

The movement of allowance for expected credit losses is as follow:

	As of March 31,
	2025	2024
Balance at beginning of the year	$37	$-
(Reversal of) provision for expected credit losses	(37)	37
Balance at end of the year	$-	$37

The Group adopted ASU 2016-13 from April 1, 2023 using modified-retrospective transition approach with a cumulative-effect adjustment to shareholders’ equity amounting to nil being recognized as of April 1, 2023.